UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    3D Asset Management, Inc.
Address: 111 Founders Plaza, Suite 1707
         East Hartford, CT  06108

13F File Number:  028-14052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John O'Connor
Title:     President / CCO
Phone:     (860) 291-1998

Signature, Place, and Date of Signing:

 /s/  John O'Connor     East Hartford, CT     October 26, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $187,836 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJUBS CMDT ETN36 06738C778     7387   176987 SH       SOLE                   176987        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176      524     4582 SH       SOLE                     4582        0        0
ISHARES TR                     S&P 500 INDEX    464287200     8312    73110 SH       SOLE                    73110        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1065    30335 SH       SOLE                    30335        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     2065    43223 SH       SOLE                    43223        0        0
ISHARES TR                     RUSSELL MCP VL   464287473     3536    91708 SH       SOLE                    91708        0        0
ISHARES TR                     COHEN&ST RLTY    464287564     5923    96524 SH       SOLE                    96524        0        0
ISHARES TR                     RUSSELL1000VAL   464287598    10013   176932 SH       SOLE                   176932        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     1732    30371 SH       SOLE                    30371        0        0
ISHARES TR                     RUSL 2000 GROW   464287648     6697    91151 SH       SOLE                    91151        0        0
ISHARES TR                     S&P NTL AMTFREE  464288414     7231    67803 SH       SOLE                    67803        0        0
ISHARES TR                     BARCLYS INTER CR 464288638     1190    11141 SH       SOLE                    11141        0        0
ISHARES TR                     US PFD STK IDX   464288687     8140   228580 SH       SOLE                   228580        0        0
ISHARES TR                     MSCI VAL IDX     464288877     1669    40235 SH       SOLE                    40235        0        0
ISHARES TR                     BRC 0-5 YR TIP   46429B747    13325   131439 SH       SOLE                   131439        0        0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105     2906   112868 SH       SOLE                   112868        0        0
POWERSHARES ETF TRUST II       SENIOR LN PORT   73936Q769     3306   143741 SH       SOLE                   143741        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     8892   169397 SH       SOLE                   169397        0        0
SPDR SERIES TRUST              WELLS FG PFD ETF 78464a292      243     5727 SH       SOLE                     5727        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425     7888   323936 SH       SOLE                   323936        0        0
SPDR SERIES TRUST              DJ REIT ETF      78464A607     1350    23898 SH       SOLE                    23898        0        0
SPDR SERIES TRUST              BARCL CAP TIPS   78464A656     1151    20262 SH       SOLE                    20262        0        0
SPDR SERIES TRUST              BRCLYS INTER ETF 78464A672      444     7239 SH       SOLE                     7239        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      738     9061 SH       SOLE                     9061        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751      393     6409 SH       SOLE                     6409        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858      548    15300 SH       SOLE                    15300        0        0
VANGUARD TAX-MANAGED INTL FD   MSCI EAFE ETF    921943858      927    30757 SH       SOLE                    30757        0        0
WISDOMTREE INVTS INC           COM              97717P104      105    15000 SH       SOLE                    15000        0        0
WISDOMTREE TR                  EM LCL DEBT FD   97717x867      233     4850 SH       SOLE                     4850        0        0
WISDOMTREE TRUST               FUTRE STRAT FD   97717W125     3232    67854 SH       SOLE                    67854        0        0
WISDOMTREE TRUST               DRYFS CURR ETF   97717W133    12835   620663 SH       SOLE                   620663        0        0
WISDOMTREE TRUST               EMG MKTS SMCAP   97717W281     4377   113224 SH       SOLE                   113224        0        0
WISDOMTREE TRUST               EMERG MKTS ETF   97717W315     5755   121551 SH       SOLE                   121551        0        0
WISDOMTREE TRUST               LRGECP VALUE FD  97717W547     2082    57339 SH       SOLE                    57339        0        0
WISDOMTREE TRUST               SMLCAP EARN FD   97717W562    12458   286793 SH       SOLE                   286793        0        0
WISDOMTREE TRUST               MDCP EARN FUND   97717W570    23804   506998 SH       SOLE                   506998        0        0
WISDOMTREE TRUST               INTL SMCAP DIV   97717W760     8520   195589 SH       SOLE                   195589        0        0
WISDOMTREE TRUST               INTL MIDCAP DV   97717W778     6840   160312 SH       SOLE                   160312        0        0